Equity (Details) shares in Millions, $ in Millions		6 Months Ended
	Mar. 13, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Feb. 11, 2026 USD ($)
Equity [abstract]
Share repurchase program, authorized, amount			$ 500
Shares repurchased (in shares) | shares	7.3
Repurchased price per share (in USD per share) | $ / shares	40.85
Value of shares repurchased	$ 300
Additional shares repurchased during period (in shares) | shares		2.3
Amount paid for ordinary shares		$ 100
Weighted average price (in USD per share) | $ / shares		$ 43.88
Amount of remaining authorized for repurchase of shares		$ 100